DUE FROM RELATED PARTIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Disposal Proceeds Receivable Amount Refunded		$ 8,969,078
Due from Related Parties, Current	0	15,820,752
Discontinued Operation Other Than Cash And Cash Equivalents Received On Disposal Of Discontinued Operation	5,386,233	5,386,233
Use Rights [Member]
Disposal Proceeds Receivable Amount	10,526,095
Zhong Xing Nong Nu Co Ltd [Member]
Percentage Of Equity Interest Sold	100.00%
Disposal Proceeds Receivable Amount Refunded	8,969,078
Proceeds from Sale of Available-for-sale Securities, Equity	45,000,000
Due from Related Parties, Current	0	5,386,233
Zhong Xing Nong Nu Co Ltd [Member] | Use Rights [Member]
Due from Related Parties, Current	$ 38,056,750